Mining Properties - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended			88 Months Ended		1 Months Ended
	Mar. 31, 2006 oz	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2008 oz	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 mi	Dec. 31, 2010	Dec. 31, 2008 oz	May 23, 2005 oz	Apr. 30, 2002 Martha [Member]	May 23, 2005 Endeavor [Member] oz
Property, Plant and Equipment (Textual) [Abstract]
Distance of Lynn Canal from mines								45
Acquisition of interest in mine												100.00%
Impairment of Long-Lived Assets Held-for-use		$ 86	$ 4,813		$ 205	$ 4,813	$ 5,825	$ 0	$ 0
Quantity of acquired silver production and reserves											17,700,000		17,700,000
Silver production and reserves payable ounces	20,000,000
Cumulative ounces of silver received by CDE Australia				4,200,000						4,500,000
Current ore reserve payable ounces based on current metallurgical recovery and current smelter contract terms				4,500,000						4,100,000